Expense Example - VIPIndex500Portfolio-InitialServiceService2PRO - VIPIndex500Portfolio-InitialServiceService2PRO - VIP Index 500 Portfolio	Apr. 30, 2025 USD ($)
VIP Index 500 Portfolio - Initial Class
Expense Example:
1 year	$ 9
3 years	29
5 years	51
10 years	115
VIP Index 500 Portfolio - Service Class
Expense Example:
1 year	19
3 years	61
5 years	107
10 years	243
VIP Index 500 Portfolio - Service Class 2
Expense Example:
1 year	35
3 years	109
5 years	191
10 years	$ 431